Condensed Financial Information of the Company - CONDENSED STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement Of Income Captions [Line Items]
(Loss) / Income for the year	$ (180,976)	$ (361,893)	$ (5,820)
Items that may be reclassified to profit or loss:
Share of other comprehensive loss from subsidiaries and associates from continuing operations	55	(541)	35
Currency translation adjustment	137,719	(31,986)	(24,929)
Total comprehensive loss for the year	(42,254)	(395,186)	(30,840)
Parent | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
(Loss) / Income for the year	(116,321)	(251,026)	9,039
Items that may be reclassified to profit or loss:
Share of other comprehensive loss from subsidiaries and associates from continuing operations	94,703	(24,675)	(13,476)
Other comprehensive loss for the year, net of income tax	94,703	(24,675)	(13,476)
Total comprehensive loss for the year	(20,698)	(276,279)	(4,355)
Parent | Reportable legal entities | Aeropuertos Andinos del Per S.A.
Items that may be reclassified to profit or loss:
Currency translation adjustment	920	(578)	82
Other comprehensive loss for the year, net of income tax	$ 920	$ (578)	$ 82